Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company
Condensed Financial Information of the Parent Company

27.Condensed Financial Information of the Parent Company

The following is the condensed financial information of the parent Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Current assets
Cash	424	839	115
Short-term investments	68,378	—	—
Inter-group balance due from VIE, WFOE and subsidiaries	93,704	120,885	16,561
Total current assets	162,506	121,724	16,676
Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	346,076	359,662	49,273
Total non-current assets	346,076	359,662	49,273
Total Assets	508,582	481,386	65,949
Liabilities:
Other Liabilities	1,001	16,664	2,283
Total Liabilities	1,001	16,664	2,283
Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 300,000,000 and 3,000,000,000 Class A ordinary shares authorized, 55,379,583 and 890,653,509 shares issued, and 55,379,583 and 890,653,509 shares outstanding as of December 31, 2023 and 2024, respectively; 6,296,630 and 6,296,630 Class B ordinary shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively; 193,703,370 and 890,653,509 shares (undesignated) authorized, nil and nil shares (undesignated) issued and outstanding as of December 31, 2023 and 2024, respectively)	43	615	84
Additional paid-in capital	1,885,142	1,839,482	252,008
Accumulated deficit	(1,376,530)	(1,373,825)	(188,214)
Accumulated other comprehensive loss	(2,466)	(1,550)	(212)
Total Quhuo Group Limited’s Equity	506,189	464,722	63,666
Non-controlling interests	1,392	—	—
Total shareholders’ equity	507,581	464,722	63,666
Total liabilities and shareholders’ equity	508,582	481,386	65,949

27.Condensed Financial Information of the Parent Company (continued)

Condensed statements of comprehensive loss

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenues	—	—	1,439	197
Cost of revenues	—	—	—	—
General and administrative	(8,722)	(9,929)	(7,364)	(1,008)
Foreign exchange loss	(5)	—	—	—
Other (loss)/income, net	(49,664)	5,396	(6,895)	(945)
Share of gain in subsidiaries, the VIE and the VIE’ subsidiaries	45,261	7,867	15,525	2,127
(Loss)/income before income tax	(13,130)	3,334	2,705	371
Income tax expenses	—	—	—	—
Net (loss)/income attributable to ordinary shareholders	(13,130)	3,334	2,705	371
Comprehensive (loss)/income	(13,130)	3,334	2,705	371

Condensed statements of cash flows

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net (loss)/income	(13,130)	3,334	2,705	371
Share of loss in subsidiaries, VIE and VIE’s Subsidiaries	(45,261)	(7,867)	(15,525)	(2,127)
Share-based compensation	19,762	2,655	—	—
Other income/(loss), net	49,664	(5,396)	6,895	945
Provision for other receivables	—	—	—	—
Unrealized foreign exchange gain	(627)	(210)	(12)	(2)
Changes in operating assets and liabilities	(18,072)	(1,025)	6,486	888
Net cash (used in)/provided by operating activities	(7,664)	(8,509)	549	75
Net cash provided by investing activities	5,582	1,420	876	120
Net cash provided by/(used in) financing activities	—	146	(1,022)	(140)
Effect of exchange rate changes on cash	627	210	12	2
Net (decrease)/increase in cash	(1,455)	(6,733)	415	57
Cash at beginning of the year	8,612	7,157	424	58
Cash at end of the year	7,157	424	839	115

27.Condensed Financial Information of the Parent Company (continued)

Basis of presentation

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.

The parent company records its investment in its subsidiaries, the VIE and subsidiaries of the VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, VIE and VIE’s subsidiaries” and their respective loss as “Share of loss in subsidiaries, VIE and VIE’s subsidiaries” on the condensed statements of loss. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary, the VIE and subsidiaries of the VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary, the VIE and subsidiaries of the VIE or is otherwise committed to provide further financial support. If the subsidiary, the VIE and subsidiaries of the VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.